UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):  [  ] is a restatement.
                                     [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022


Form 13F File Number: 28-10413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206


Signature, Place, and Date of Signing:

     /s/  John Grizzetti                 New York, New York     May 15, 2012
-----------------------------------      ------------------     ------------
/s/ by  John Grizzetti with Express         [City, State]          [Date]
Permission


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                               ----------

Form 13F Information Table Entry Total:            26
                                               ----------

Form 13F Information Table Value Total:        $9,723,218
                                               ----------
                                               (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

         Column 1                  Column 2      Column 3  Column 4         Column 5       Column 6  Column 7        Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               VOTING
                                   TITLE OF                 VALUE    SHRS OR     SH/ PUT/ INVESTMENT  OTHER   AUTHORITY
      NAME OF ISSUER                CLASS         CUSIP    (X$1000)  PRN AMT     PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
ASSURED GUARANTY LTD                 COM        019168328  102,316   6,193,464   SH       Sole                6,193,464
BABCOCK & WILCOX CO/NEW              COM        05615F102  366,191   14,220,993  SH       Sole                14,220,993
BEAM INC                             COM        073730103  246,397   4,206,879   SH       Sole                4,206,879
BP PLC                          SPONSORED ADR   055622104  445,039   9,889,752   SH       Sole                9,889,752
CIT GROUP INC                      COM NEW      125581801  284,019   6,886,978   SH       Sole                6,886,978
CLEAR CHANNEL OUTDOOR                CL A       18451C109  40,482    5,072,946   SH       Sole                5,072,946
CME GROUP INC                        COM        12572Q105  86,343    298,425     SH       Sole                298,425
DELPHI AUTOMOTIVE PLC                SHS        G27823106  42,102    1,332,337   SH       Sole                1,332,337
EL PASO CORP                         COM        28336L109  254,726   8,620,174   SH       Sole                8,620,174
ENERGY TRANSFER EQUITY LP       COM UT LTD PTN  29273V100  60,450    1,500,000   SH       Sole                1,500,000
FIRST SOLAR INC                      COM        336433107  13,778    550,000     SH       Sole                550,000
FORTUNE BRANDS HOME & SEC INC        COM        34964C106  196,703   8,912,696   SH       Sole                8,912,696
GENERAL MTRS CO                      COM        37045V100  200,875   7,831,371   SH       Sole                7,831,371
GOLDEN ENTERPRISES INC               COM        381010107  1,490     440,875     SH       Sole                440,875
HUBBELL INC                          CL A       443510102  37,351    493,933     SH       Sole                493,933
HUBBELL INC                          CL B       443510201  89,221    1,135,416   SH       Sole                1,135,416
ILLUMINA INC                         COM        452327109  90,289    1,716,198   SH       Sole                1,716,198
LEGG MASON INC                       COM        524901105  84,039    3,008,927   SH       Sole                3,008,927
NEWS CORP                            CL A       65248E104  298,534   14,948,364  SH       Sole                14,948,364
SARA LEE CORP                        COM        803111103  27,995    1,300,296   SH       Sole                1,300,296
THOMAS & BETTS CORP                  COM        884315102  173,598   2,414,101   SH       Sole                2,414,101
TYCO INTERNATIONAL LTD               COM        041872896  178,051   3,169,288   SH       Sole                3,169,288
VERISIGN INC                  SDCV 3.25% 8/1/37 92343EAD4  540,716   422,500,000 PRN      Sole                422,500,000
BP PLC                          SPONSORED ADR   055622904  1,407,600 31,280,000  SH  CALL Sole                -
SPDR GOLD TRUST                      ETF        78463V907  4,263,513 26,298,500  SH  CALL Sole                -
BANK OF AMERICA CORP                 COM        060505904  191,400   20,000,000  SH  CALL Sole                -